Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of commitments

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	2,187,670	2,057,845	1,397,956	4,049,054	9,692,525
Contractual obligations – Investments	4,203,686	7,373,479	539,247	116,538	12,232,950
Total	6,391,356	9,431,324	1,937,203	4,165,592	21,925,475